Business acquisitions (Acquisition of entities under common control) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	6 Months Ended		0 Months Ended		0 Months Ended
	Oct. 24, 2012	Jun. 30, 2014	Jun. 30, 2013	Mar. 21, 2014 West Auriga	Mar. 21, 2014 Seadrill Capricorn Holdings LLC	Mar. 21, 2014 Stock Issued to Public West Auriga	Mar. 21, 2014 Seadrill Limited West Auriga	Mar. 21, 2014 Seadrill Limited Seadrill Capricorn Holdings LLC West Auriga	Mar. 31, 2014 US$100 discount note Notes Payable, Other Payables Seadrill Limited	Mar. 21, 2014 US$100 discount note Notes Payable, Other Payables Seadrill Limited
Business Acquisition [Line Items]
Ownership percentage by parent					51.00%
Percentage of voting interests acquired				100.00%
Purchase price				$ 1,240
Debt assumed				443
Consideration transferred, excluding debt				797
Cash payments				696.9
Discount note issued				100.0
Debt instrument, periodic payment terms, balloon payments to be paid									103.7	103.7
Working capital adjustment				330.4
Equity interest issued, number of shares						11,960,000	1,633,987
Equity interest issued, price per share				$ 30.60
Net proceeds after issuance fee		692.5	0	401.3
Issuance cost	18.8			14.7
Ownership percentage by noncontrolling owners					49.00%
Equity contribution								$ 341.5